UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-05719

BNY Mellon Stock Index Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Deirdre Cunnane, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	12/31
Date of reporting period:	06/30/23

FORM N-CSR

Item 1.	Reports to Stockholders.

BNY Mellon Stock Index Fund, Inc.

SEMI-ANNUAL REPORT June 30, 2023

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from January 1, 2023, through June 30, 2023, as provided by David France, CFA, Todd Frysinger, CFA, Vlasta Sheremeta, CFA, Michael Stoll and Marlene Walker Smith, portfolio managers

Market and Fund Performance Overview

For the six-month period ended June 30, 2023, BNY Mellon Stock Index Fund, Inc. (the “fund”) produced a total return of 16.72% for Initial Shares, and a total return of 16.56% for Service Shares.1 In comparison, the S&P 500® Index (the “Index”), the fund’s benchmark, produced a total return of 16.88% for the same period.2,3

U.S. stocks gained ground during the reporting period as inflationary pressures eased, the U.S. Federal Reserve (the “Fed”) reduced the pace of interest-rate hikes, and economic growth remained positive. The difference in returns between the fund and the Index was primarily the result of transaction costs and operating expenses that are not reflected in the Index’s results.

The Fund’s Investment Approach

The fund seeks to match the total return of the Index. To pursue its goal, the fund generally is fully invested in stocks included in the Index. The fund generally invests in all of the stocks in the Index in proportion to their weighting in the Index. The fund may also use stock index futures contracts, whose performance is tied to the Index, or invest in exchange-traded funds, typically when the fund’s available cash balances cannot otherwise be efficiently or effectively invested directly.

Equities Advance Despite Macroeconomic Concerns

Market sentiment proved volatile but positive during the reporting period, with hopes for continued economic growth outweighing concerns regarding persistently high levels of inflation and the impact of Fed rate hikes designed to curb inflation. In January 2023, as the period began, inflation averaged 6.41% on an annualized basis, down from the 9.06% peak set in June 2022 but well above the Fed target of 2%. On February 1, the Fed raised the benchmark federal funds rate from a range of 4.25%–4.50% to a range of 4.50%–4.75%, up from near zero ten months earlier. During the reporting period, the Fed raised rates two more times, totaling an additional 0.50%, while inflation steadily eased to 2.97% as of June 2023. Although U.S. economic growth and corporate profits showed signs of moderating during this time, indications generally remained positive, supported by robust consumer spending, rising wages and low levels of unemployment. These encouraging economic trends lessened concerns that rising rates might tip the economy into a sharp recession. Accordingly, while equity markets frequently dipped or spiked in response to the economic news of the day, stocks trended higher on balance, led by soaring mega-cap, growth-oriented issues in the information technology sector. Small-cap stocks lagged their large-cap counterparts by a wide margin.

Other factors aside from inflation and interest rates also played a role in market behavior during the period. A small number of high-profile, regional bank failures in the United States in March and April 2023 raised fears of possible wider banking industry contagion and future credit constraints. However, stocks remained in positive territory despite a steep decline in early March. Swift action from federal authorities and major banks eased investors’ concerns, enabling markets to gain additional ground in the closing months of the period.

Nevertheless, financial stocks continued to lag the broader market. More positively, the reopening of the Chinese economy after lengthy COVID-19-related shutdowns generally bolstered confidence, particularly as renewed Chinese activity did not appear to cause inflation to accelerate. However, Chinese economic growth continued to falter despite the reopening.

Mega-Cap Growth Stocks Dominate Market Gains

Dramatic disparities in performance between investment style, sector and capitalization size characterized market behavior during the reporting period, with much of the market’s strength driven by a relatively small number of mega-cap growth-oriented stocks. The difference between the performance of growth-oriented shares and value-oriented shares was sharply illustrated by the performance of the S&P 500® Growth Index, which returned 21.25%, versus the S&P 500® Value Index, which returned 12.15%. The differential between large-cap and small-cap stocks proved even more stark, with the S&P SmallCap 600® Index returning just 6.03%

The top individual performer in the Index, semiconductor maker NVIDIA Corp., along with several of the other leading names, benefited from the market’s strong appetite for companies involved in the development and deployment of artificial intelligence (“AI”) hardware, software and infrastructure. Given this dynamic, it is not surprising that information technology outperformed all other sectors in the Index by a sizeable margin. The consumer discretionary provided the second-strongest returns, bolstered by robust consumer spending on travel. Industrials was the only other sector to generate double-digit returns.

Also not surprisingly, value-oriented sectors lagged the overall market by a significant margin, with several producing negative absolute returns. The traditionally value-oriented utilities sector generated the weakest returns, followed by energy, which suffered due to declining oil and gas prices. Health care stocks produced the third-weakest returns, partly due to the sector’s value-oriented characteristics, and partly due to company-specific issues that created headwinds for individual names.

Continued Challenges with Potential Upside

As of the end of the reporting period, we anticipate further market volatility as the Fed struggles to constrain inflationary pressures, with the possibility of a recession still on the horizon. While many companies have effectively controlled costs and continued to report reasonably strong earnings despite those pressures, businesses may face increasing difficulties in meeting financial expectations if economic growth slows further. Nevertheless, equity investors currently appear set on discounting the likelihood of a soft economic landing, with strong recent momentum potentially setting the stage for further market

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

advances. If history is a guide, we would expect to see broadening market strength if stocks do continue to rise.

July 17, 2023

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.

2  Source: Lipper Inc. — The S&P 500® Index is widely regarded as the best single gauge of large-cap U.S. equities. The Index includes 500 leading companies and captures approximately 80% coverage of available market capitalization. Investors cannot invest directly in any index.

3 “Standard & Poor’s®,” “S&P®,” “Standard & Poor’s 500™,”and “S&P 500®” are trademarks of Standard & Poor’s Financial Services LLC (“Standard & Poor’s”) and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s does not make any representation regarding the advisability of investing in the fund.

Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The fund may, but is not required to, use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly. A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals. The investment objective and policies of BNY Mellon Stock Index Fund, Inc. made available through insurance products may be similar to those of other funds managed by BNY Mellon Investment Adviser, Inc. However, the investment results of the fund may be higher or lower than, and may not be comparable to, those of any other BNY Mellon Investment Adviser, Inc. fund.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon Stock Index Fund, Inc. from January 1, 2023 to June 30, 2023. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended June 30, 2023

	Initial Shares	Service Shares
Expenses paid per $1,000†	$1.45	$2.79
Ending value (after expenses)	$1,167.20	$1,165.60

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended June 30, 2023

	Initial Shares	Service Shares
Expenses paid per $1,000†	$1.35	$2.61
Ending value (after expenses)	$1,023.46	$1,022.22
†

Expenses are equal to the fund’s annualized expense ratio of .27% for Initial Shares and .52% for Service Shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

June 30, 2023 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.5%
Automobiles & Components - 2.3%
Aptiv PLC	20,147	[a]	2,056,807
BorgWarner, Inc.	16,659		814,792
Ford Motor Co.	294,333		4,453,258
General Motors Co.	104,841		4,042,669
Tesla, Inc.	201,201	[a]	52,668,386
			64,035,912
Banks - 3.0%
Bank of America Corp.	515,142		14,779,424
Citigroup, Inc.	143,945		6,627,228
Citizens Financial Group, Inc.	36,391		949,077
Comerica, Inc.	10,329		437,536
Fifth Third Bancorp	52,442		1,374,505
Huntington Bancshares, Inc.	104,858		1,130,369
JPMorgan Chase & Co.	218,780		31,819,363
KeyCorp	71,204		657,925
M&T Bank Corp.	12,726		1,574,970
Regions Financial Corp.	70,006		1,247,507
The PNC Financial Services Group, Inc.	30,145		3,796,763
Truist Financial Corp.	99,744		3,027,230
U.S. Bancorp	104,181		3,442,140
Wells Fargo & Co.	278,383		11,881,386
Zions Bancorp NA	11,973		321,595
			83,067,018
Capital Goods - 5.6%
3M Co.	41,384		4,142,125
A.O. Smith Corp.	9,055		659,023
Allegion PLC	6,569		788,411
AMETEK, Inc.	17,260		2,794,049
Axon Enterprise, Inc.	5,181	[a]	1,010,917
Carrier Global Corp.	62,710		3,117,314
Caterpillar, Inc.	38,760		9,536,898
Cummins, Inc.	10,462		2,564,864
Deere & Co.	20,125		8,154,449
Dover Corp.	10,228		1,510,164
Eaton Corp. PLC	29,445		5,921,389
Emerson Electric Co.	42,033		3,799,363
Fastenal Co.	42,833		2,526,719
Fortive Corp.	26,529		1,983,573
Generac Holdings, Inc.	4,979	[a]	742,518
General Dynamics Corp.	16,917		3,639,693
General Electric Co.	81,124		8,911,471

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Capital Goods - 5.6% (continued)
Honeywell International, Inc.	49,835		10,340,762
Howmet Aerospace, Inc.	27,728		1,374,200
Huntington Ingalls Industries, Inc.	2,994		681,434
IDEX Corp.	5,655		1,217,295
Illinois Tool Works, Inc.	20,869		5,220,589
Ingersoll Rand, Inc.	30,440		1,989,558
Johnson Controls International PLC	51,662		3,520,249
L3Harris Technologies, Inc.	14,313		2,802,056
Lockheed Martin Corp.	16,910		7,785,026
Masco Corp.	16,248		932,310
Nordson Corp.	3,916		971,873
Northrop Grumman Corp.	10,815		4,929,477
Otis Worldwide Corp.	31,188		2,776,044
PACCAR, Inc.	39,241		3,282,510
Parker-Hannifin Corp.	9,642		3,760,766
Pentair PLC	12,767		824,748
Quanta Services, Inc.	10,499		2,062,529
Raytheon Technologies Corp.	109,267		10,703,795
Rockwell Automation, Inc.	8,629		2,842,824
Snap-on, Inc.	3,905		1,125,382
Stanley Black & Decker, Inc.	11,507		1,078,321
Textron, Inc.	16,099		1,088,775
The Boeing Company	42,263	[a]	8,924,255
Trane Technologies PLC	17,221		3,293,688
TransDigm Group, Inc.	3,803	[a]	3,400,529
United Rentals, Inc.	5,214		2,322,159
W.W. Grainger, Inc.	3,341		2,634,679
Wabtec Corp.	13,666		1,498,750
Xylem, Inc.	17,312		1,949,677
			157,137,200
Commercial & Professional Services - 1.2%
Automatic Data Processing, Inc.	30,788		6,766,895
Broadridge Financial Solutions, Inc.	8,578		1,420,774
Ceridian HCM Holding, Inc.	11,062	[a]	740,822
Cintas Corp.	6,493		3,227,540
Copart, Inc.	32,225	[a]	2,939,242
Equifax, Inc.	9,339		2,197,467
Jacobs Solutions, Inc.	9,326		1,108,768
Leidos Holdings, Inc.	9,895		875,510
Paychex, Inc.	24,117		2,697,969
Paycom Software, Inc.	3,522		1,131,407
Republic Services, Inc.	15,441		2,365,098
Robert Half International, Inc.	8,109		609,959

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Commercial & Professional Services - 1.2% (continued)
Rollins, Inc.	17,604		753,979
Verisk Analytics, Inc.	10,653		2,407,898
Waste Management, Inc.	27,921		4,842,060
			34,085,388
Consumer Discretionary Distribution - 5.4%
Advance Auto Parts, Inc.	4,435		311,781
Amazon.com, Inc.	666,784	[a]	86,921,962
AutoZone, Inc.	1,382	[a]	3,445,824
Bath & Body Works, Inc.	17,962		673,575
Best Buy Co., Inc.	14,398		1,179,916
CarMax, Inc.	11,587	[a]	969,832
eBay, Inc.	40,301		1,801,052
Etsy, Inc.	9,593	[a]	811,664
Genuine Parts Co.	10,313		1,745,269
LKQ Corp.	18,600		1,083,822
Lowe's Cos., Inc.	44,370		10,014,309
O'Reilly Automotive, Inc.	4,573	[a]	4,368,587
Pool Corp.	2,829		1,059,857
Ross Stores, Inc.	25,888		2,902,821
The Home Depot, Inc.	75,531		23,462,950
The TJX Companies, Inc.	85,879		7,281,680
Tractor Supply Co.	8,304		1,836,014
Ulta Beauty, Inc.	3,825	[a]	1,800,026
			151,670,941
Consumer Durables & Apparel - .8%
D.R. Horton, Inc.	23,291		2,834,282
Garmin Ltd.	11,197		1,167,735
Hasbro, Inc.	9,082		588,241
Lennar Corp., Cl. A	19,060		2,388,409
Mohawk Industries, Inc.	4,187	[a]	431,931
Newell Brands, Inc.	28,859		251,073
NIKE, Inc., Cl. B	91,763		10,127,882
NVR, Inc.	222	[a]	1,409,838
PulteGroup, Inc.	17,126		1,330,348
Ralph Lauren Corp.	2,765		340,924
Tapestry, Inc.	17,524		750,027
VF Corp.	25,670		490,040
Whirlpool Corp.	4,271		635,482
			22,746,212
Consumer Services - 2.1%
Booking Holdings, Inc.	2,757	[a]	7,444,810
Caesars Entertainment, Inc.	15,562	[a]	793,195
Carnival Corp.	75,006	[a]	1,412,363

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Consumer Services - 2.1% (continued)
Chipotle Mexican Grill, Inc.	2,076	[a]	4,440,564
Darden Restaurants, Inc.	9,082		1,517,421
Domino's Pizza, Inc.	2,650		893,023
Expedia Group, Inc.	11,042	[a]	1,207,884
Hilton Worldwide Holdings, Inc.	19,501		2,838,371
Las Vegas Sands Corp.	24,957	[a]	1,447,506
Marriott International, Inc., Cl. A	18,998		3,489,743
McDonald's Corp.	54,630		16,302,138
MGM Resorts International	24,017		1,054,827
Norwegian Cruise Line Holdings Ltd.	29,064	[a]	632,723
Royal Caribbean Cruises Ltd.	16,354	[a]	1,696,564
Starbucks Corp.	85,675		8,486,965
Wynn Resorts Ltd.	7,498		791,864
Yum! Brands, Inc.	21,049		2,916,339
			57,366,300
Consumer Staples Distribution - 1.8%
Costco Wholesale Corp.	33,097		17,818,763
Dollar General Corp.	16,297		2,766,905
Dollar Tree, Inc.	15,630	[a]	2,242,905
Sysco Corp.	38,159		2,831,398
Target Corp.	34,114		4,499,637
The Kroger Company	48,342		2,272,074
Walgreens Boots Alliance, Inc.	52,836		1,505,298
Walmart, Inc.	104,597		16,440,556
			50,377,536
Energy - 4.1%
APA Corp.	20,629		704,893
Baker Hughes Co.	75,626		2,390,538
Chevron Corp.	130,249		20,494,680
ConocoPhillips	89,694		9,293,195
Coterra Energy, Inc.	57,606		1,457,432
Devon Energy Corp.	48,943		2,365,905
Diamondback Energy, Inc.	13,815		1,814,738
EOG Resources, Inc.	43,479		4,975,737
EQT Corp.	26,917		1,107,096
Exxon Mobil Corp.	302,389		32,431,220
Halliburton Co.	67,653		2,231,872
Hess Corp.	20,827		2,831,431
Kinder Morgan, Inc.	144,139		2,482,074
Marathon Oil Corp.	47,741		1,098,998
Marathon Petroleum Corp.	31,185		3,636,171
Occidental Petroleum Corp.	53,355		3,137,274
ONEOK, Inc.	33,600		2,073,792

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Energy - 4.1% (continued)
Phillips 66	33,629		3,207,534
Pioneer Natural Resources Co.	17,861		3,700,442
Schlumberger Ltd.	105,128		5,163,887
Targa Resources Corp.	17,442		1,327,336
The Williams Companies, Inc.	91,563		2,987,701
Valero Energy Corp.	26,610		3,121,353
			114,035,299
Equity Real Estate Investment - 2.3%
Alexandria Real Estate Equities, Inc.	11,841	[b]	1,343,835
American Tower Corp.	34,603	[b]	6,710,906
AvalonBay Communities, Inc.	10,663	[b]	2,018,186
Boston Properties, Inc.	11,053	[b]	636,542
Camden Property Trust	8,017	[b]	872,811
Crown Castle, Inc.	32,609	[b]	3,715,469
Digital Realty Trust, Inc.	21,614	[b]	2,461,186
Equinix, Inc.	7,016	[b]	5,500,123
Equity Residential	25,849	[b]	1,705,259
Essex Property Trust, Inc.	4,951	[b]	1,160,019
Extra Space Storage, Inc.	10,032	[b]	1,493,263
Federal Realty Investment Trust	5,635	[b]	545,299
Healthpeak Properties, Inc.	41,016	[b]	824,422
Host Hotels & Resorts, Inc.	55,140	[b]	928,006
Invitation Homes, Inc.	42,932	[b]	1,476,861
Iron Mountain, Inc.	22,339	[b]	1,269,302
Kimco Realty Corp.	47,468	[b]	936,069
Mid-America Apartment Communities, Inc.	8,616	[b]	1,308,426
Prologis, Inc.	69,453	[b]	8,517,021
Public Storage	11,625	[b]	3,393,105
Realty Income Corp.	49,792	[b]	2,977,064
Regency Centers Corp.	11,470	[b]	708,502
SBA Communications Corp.	8,116	[b]	1,880,964
Simon Property Group, Inc.	24,578	[b]	2,838,267
UDR, Inc.	23,607	[b]	1,014,157
Ventas, Inc.	29,285	[b]	1,384,302
VICI Properties, Inc.	73,113	[b]	2,297,942
Welltower, Inc.	36,811	[b]	2,977,642
Weyerhaeuser Co.	54,201	[b]	1,816,276
			64,711,226
Financial Services - 7.3%
American Express Co.	44,252		7,708,698
Ameriprise Financial, Inc.	7,916		2,629,379
Berkshire Hathaway, Inc., Cl. B	133,458	[a]	45,509,178

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Financial Services - 7.3% (continued)
BlackRock, Inc.	11,136		7,696,535
Capital One Financial Corp.	28,621		3,130,279
Cboe Global Markets, Inc.	7,680		1,059,917
CME Group, Inc.	26,624		4,933,161
Discover Financial Services	18,276		2,135,551
FactSet Research Systems, Inc.	2,816		1,128,230
Fidelity National Information Services, Inc.	43,222		2,364,243
Fiserv, Inc.	46,350	[a]	5,847,052
FLEETCOR Technologies, Inc.	5,399	[a]	1,355,581
Franklin Resources, Inc.	21,069	[c]	562,753
Global Payments, Inc.	19,777		1,948,430
Intercontinental Exchange, Inc.	42,011		4,750,604
Invesco Ltd.	35,223		592,099
Jack Henry & Associates, Inc.	5,578		933,367
MarketAxess Holdings, Inc.	2,704		706,880
Mastercard, Inc., Cl. A	62,624		24,630,019
Moody's Corp.	11,592		4,030,770
Morgan Stanley	97,301		8,309,505
MSCI, Inc.	6,011		2,820,902
Nasdaq, Inc.	24,660		1,229,301
Northern Trust Corp.	15,440		1,144,722
PayPal Holdings, Inc.	83,227	[a]	5,553,738
Raymond James Financial, Inc.	14,841		1,540,051
S&P Global, Inc.	24,530		9,833,832
State Street Corp.	25,853		1,891,923
Synchrony Financial	32,854		1,114,408
T. Rowe Price Group, Inc.	16,862		1,888,881
The Bank of New York Mellon Corp.	55,293		2,461,644
The Charles Schwab Corp.	110,682		6,273,456
The Goldman Sachs Group, Inc.	24,596		7,933,194
Visa, Inc., Cl. A	120,835	[c]	28,695,896
			204,344,179
Food, Beverage & Tobacco - 3.3%
Altria Group, Inc.	134,227		6,080,483
Archer-Daniels-Midland Co.	40,098		3,029,805
Brown-Forman Corp., Cl. B	14,193		947,809
Bunge Ltd.	10,747		1,013,979
Campbell Soup Co.	15,344		701,374
Conagra Brands, Inc.	34,935		1,178,008
Constellation Brands, Inc., Cl. A	12,205		3,004,017
General Mills, Inc.	43,463		3,333,612
Hormel Foods Corp.	21,836		878,244

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Food, Beverage & Tobacco - 3.3% (continued)
Kellogg Co.	19,700		1,327,780
Keurig Dr. Pepper, Inc.	63,611		1,989,116
Lamb Weston Holdings, Inc.	10,449		1,201,113
McCormick & Co., Inc.	18,574		1,620,210
Molson Coors Beverage Co., Cl. B	13,404		882,519
Mondelez International, Inc., Cl. A	101,496		7,403,118
Monster Beverage Corp.	57,264	[a]	3,289,244
PepsiCo, Inc.	102,726		19,026,910
Philip Morris International, Inc.	115,628		11,287,605
The Coca-Cola Company	290,299		17,481,806
The Hershey Company	11,048		2,758,686
The J.M. Smucker Company	7,838		1,157,437
The Kraft Heinz Company	59,854		2,124,817
Tyson Foods, Inc., Cl. A	21,964		1,121,043
			92,838,735
Health Care Equipment & Services - 5.8%
Abbott Laboratories	130,049		14,177,942
Align Technology, Inc.	5,461	[a]	1,931,228
AmerisourceBergen Corp.	12,164		2,340,719
Baxter International, Inc.	37,938		1,728,455
Becton, Dickinson & Co.	21,033		5,552,922
Boston Scientific Corp.	107,673	[a]	5,824,033
Cardinal Health, Inc.	19,023		1,799,005
Centene Corp.	41,403	[a]	2,792,632
CVS Health Corp.	95,430		6,597,076
DaVita, Inc.	3,772	[a]	378,973
Dentsply Sirona, Inc.	15,670		627,113
DexCom, Inc.	29,048	[a]	3,732,958
Edwards Lifesciences Corp.	45,299	[a]	4,273,055
Elevance Health, Inc.	17,786		7,902,142
GE HealthCare Technologies, Inc.	27,296		2,217,527
HCA Healthcare, Inc.	15,479		4,697,567
Henry Schein, Inc.	10,414	[a]	844,575
Hologic, Inc.	18,535	[a]	1,500,779
Humana, Inc.	9,249		4,135,505
IDEXX Laboratories, Inc.	6,065	[a]	3,046,025
Insulet Corp.	5,221	[a]	1,505,423
Intuitive Surgical, Inc.	26,084	[a]	8,919,163
Laboratory Corp. of America Holdings	6,776		1,635,252
McKesson Corp.	10,095		4,313,694
Medtronic PLC	99,135		8,733,793
Molina Healthcare, Inc.	4,329	[a]	1,304,068
Quest Diagnostics, Inc.	8,344		1,172,833

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Health Care Equipment & Services - 5.8% (continued)
ResMed, Inc.	10,891		2,379,683
Steris PLC	7,432		1,672,051
Stryker Corp.	25,074		7,649,827
Teleflex, Inc.	3,409		825,080
The Cigna Group	21,982		6,168,149
The Cooper Companies, Inc.	3,594		1,378,047
UnitedHealth Group, Inc.	69,525		33,416,496
Universal Health Services, Inc., Cl. B	4,579		722,429
Zimmer Biomet Holdings, Inc.	15,776		2,296,986
			160,193,205
Household & Personal Products - 1.5%
Church & Dwight Co., Inc.	17,978		1,801,935
Colgate-Palmolive Co.	61,831		4,763,460
Kimberly-Clark Corp.	25,372		3,502,858
The Clorox Company	9,128		1,451,717
The Estee Lauder Companies, Inc., Cl. A	17,416		3,420,154
The Procter & Gamble Company	175,963		26,700,626
			41,640,750
Insurance - 2.1%
Aflac, Inc.	42,089		2,937,812
American International Group, Inc.	54,401		3,130,234
Aon PLC, Cl. A	15,210		5,250,492
Arch Capital Group Ltd.	27,805	[a]	2,081,204
Arthur J. Gallagher & Co.	15,756		3,459,545
Assurant, Inc.	3,877		487,416
Brown & Brown, Inc.	18,041		1,241,942
Chubb Ltd.	30,818		5,934,314
Cincinnati Financial Corp.	11,747		1,143,218
Everest Re Group Ltd.	3,078		1,052,245
Globe Life, Inc.	7,089		777,096
Lincoln National Corp.	12,499		321,974
Loews Corp.	14,080		836,070
Marsh & McLennan Cos., Inc.	36,781		6,917,770
MetLife, Inc.	49,048		2,772,683
Principal Financial Group, Inc.	17,371		1,317,417
Prudential Financial, Inc.	27,664		2,440,518
The Allstate Corp.	19,771		2,155,830
The Hartford Financial Services Group, Inc.	23,370		1,683,107
The Progressive Corp.	43,402		5,745,123
The Travelers Companies, Inc.	16,953		2,944,058
W.R. Berkley Corp.	15,189		904,657

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Insurance - 2.1% (continued)
Willis Towers Watson PLC	8,025		1,889,887
			57,424,612
Materials - 2.5%
Air Products & Chemicals, Inc.	16,695		5,000,653
Albemarle Corp.	8,761		1,954,491
Amcor PLC	111,398		1,111,752
Avery Dennison Corp.	6,029		1,035,782
Ball Corp.	22,967		1,336,909
Celanese Corp.	7,745		896,871
CF Industries Holdings, Inc.	14,710		1,021,168
Corteva, Inc.	53,586		3,070,478
Dow, Inc.	52,989		2,822,194
DuPont de Nemours, Inc.	34,439		2,460,322
Eastman Chemical Co.	9,290		777,759
Ecolab, Inc.	18,182		3,394,398
FMC Corp.	9,318		972,240
Freeport-McMoRan, Inc.	105,346		4,213,840
International Flavors & Fragrances, Inc.	19,010		1,513,006
International Paper Co.	25,325		805,588
Linde PLC	36,737		13,999,736
LyondellBasell Industries NV, Cl. A	18,907		1,736,230
Martin Marietta Materials, Inc.	4,668		2,155,169
Newmont Corp.	59,669		2,545,480
Nucor Corp.	19,019		3,118,736
Packaging Corp. of America	6,956		919,305
PPG Industries, Inc.	17,106		2,536,820
Sealed Air Corp.	10,925		437,000
Steel Dynamics, Inc.	12,729		1,386,570
The Mosaic Company	24,926		872,410
The Sherwin-Williams Company	17,728		4,707,139
Vulcan Materials Co.	9,788		2,206,607
WestRock Co.	18,107		526,370
			69,535,023
Media & Entertainment - 7.4%
Activision Blizzard, Inc.	53,538		4,513,253
Alphabet, Inc., Cl. A	443,583	[a]	53,096,885
Alphabet, Inc., Cl. C	382,413	[a]	46,260,501
Charter Communications, Inc., Cl. A	7,918	[a]	2,908,836
Comcast Corp., Cl. A	309,969		12,879,212
Electronic Arts, Inc.	18,969		2,460,279
Fox Corp., Cl. A	22,036		749,224
Fox Corp., Cl. B	10,639		339,278
Live Nation Entertainment, Inc.	10,512	[a]	957,748

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Media & Entertainment - 7.4% (continued)
Match Group, Inc.	19,817	[a]	829,341
Meta Platforms, Inc., Cl. A	165,277	[a]	47,431,193
Netflix, Inc.	33,217	[a]	14,631,756
News Corporation, Cl. A	29,712		579,384
News Corporation, Cl. B	9,399		185,348
Omnicom Group, Inc.	15,541		1,478,726
Paramount Global, Cl. B	36,618	[c]	582,592
Take-Two Interactive Software, Inc.	12,004	[a]	1,766,509
The Interpublic Group of Companies, Inc.	28,382		1,094,978
The Walt Disney Company	136,257	[a]	12,165,025
Warner Bros Discovery, Inc.	165,043	[a]	2,069,639
			206,979,707
Pharmaceuticals Biotechnology & Life Sciences - 3.2%
Agilent Technologies, Inc.	22,241		2,674,480
Amgen, Inc.	39,812		8,839,060
Biogen, Inc.	10,825	[a]	3,083,501
Bio-Rad Laboratories, Inc., Cl. A	1,669	[a]	632,751
Bristol-Myers Squibb Co.	157,323		10,060,806
Catalent, Inc.	12,642	[a]	548,157
Charles River Laboratories International, Inc.	3,935	[a]	827,334
Incyte Corp.	13,403	[a]	834,337
IQVIA Holdings, Inc.	13,960	[a]	3,137,789
Mettler-Toledo International, Inc.	1,662	[a]	2,179,946
Moderna, Inc.	24,198	[a]	2,940,057
Organon & Co.	19,047		396,368
Pfizer, Inc.	420,969		15,441,143
Regeneron Pharmaceuticals, Inc.	8,086	[a]	5,810,114
Revvity, Inc.	9,585		1,138,602
Thermo Fisher Scientific, Inc.	28,911		15,084,314
Vertex Pharmaceuticals, Inc.	19,103	[a]	6,722,537
Viatris, Inc.	94,185		939,966
Waters Corp.	4,404	[a]	1,173,842
Zoetis, Inc.	34,619		5,961,738
			88,426,842
Pharmaceuticals, Biotechnology & Life Sciences - 4.4%
AbbVie, Inc.	131,907		17,771,830
Bio-Techne Corp.	11,768		960,622
Danaher Corp.	49,677		11,922,480
Eli Lilly & Co.	58,823		27,586,811
Gilead Sciences, Inc.	92,765		7,149,399
Illumina, Inc.	11,825	[a]	2,217,069
Johnson & Johnson	194,500		32,193,640

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Pharmaceuticals, Biotechnology & Life Sciences - 4.4% (continued)
Merck & Co., Inc.	189,109		21,821,288
West Pharmaceutical Services, Inc.	5,565		2,128,446
			123,751,585
Real Estate Management & Devel - .1%
CBRE Group, Inc., Cl. A	23,687	[a]	1,911,778
Real Estate Management & Development - .1%
CoStar Group, Inc.	30,546	[a]	2,718,594
Semiconductors & Semiconductor Equipment - 7.3%
Advanced Micro Devices, Inc.	120,262	[a]	13,699,044
Analog Devices, Inc.	38,103		7,422,845
Applied Materials, Inc.	63,378		9,160,656
Broadcom, Inc.	31,169		27,036,926
Enphase Energy, Inc.	10,218	[a]	1,711,311
First Solar, Inc.	7,453	[a]	1,416,741
Intel Corp.	311,256		10,408,401
KLA Corp.	10,204		4,949,144
Lam Research Corp.	9,994		6,424,743
Microchip Technology, Inc.	41,180		3,689,316
Micron Technology, Inc.	81,968		5,173,000
Monolithic Power Systems, Inc.	3,325		1,796,265
NVIDIA Corp.	184,828		78,185,941
NXP Semiconductors NV	19,013		3,891,581
ON Semiconductor Corp.	32,434	[a]	3,067,608
Qorvo, Inc.	7,063	[a]	720,638
Qualcomm, Inc.	83,091		9,891,153
Skyworks Solutions, Inc.	11,532		1,276,477
SolarEdge Technologies, Inc.	4,155	[a]	1,117,903
Teradyne, Inc.	11,416		1,270,943
Texas Instruments, Inc.	67,592		12,167,912
			204,478,548
Software & Services - 11.4%
Accenture PLC, Cl. A	46,971		14,494,311
Adobe, Inc.	34,146	[a]	16,697,053
Akamai Technologies, Inc.	12,149	[a]	1,091,831
Ansys, Inc.	6,548	[a]	2,162,608
Autodesk, Inc.	15,820	[a]	3,236,930
Cadence Design Systems, Inc.	20,622	[a]	4,836,271
Cognizant Technology Solutions Corp., Cl. A	38,264		2,497,874
DXC Technology Co.	17,969	[a]	480,132
EPAM Systems, Inc.	4,233	[a]	951,367
Fair Isaac Corp.	1,845	[a]	1,492,992

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Software & Services - 11.4% (continued)
Fortinet, Inc.	48,745	[a]	3,684,635
Gartner, Inc.	5,938	[a]	2,080,141
Gen Digital, Inc.	40,590		752,944
International Business Machines Corp.	67,331		9,009,561
Intuit, Inc.	20,937		9,593,124
Microsoft Corp.	555,215		189,072,916
Oracle Corp.	114,631		13,651,406
Palo Alto Networks, Inc.	22,709	[a,c]	5,802,377
PTC, Inc.	7,994	[a]	1,137,546
Roper Technologies, Inc.	7,972		3,832,938
Salesforce, Inc.	73,338	[a]	15,493,386
ServiceNow, Inc.	15,085	[a]	8,477,317
Synopsys, Inc.	11,458	[a]	4,988,928
Tyler Technologies, Inc.	3,209	[a]	1,336,452
Verisign, Inc.	6,872	[a]	1,552,866
			318,407,906
Technology Hardware & Equipment - 9.4%
Amphenol Corp., Cl. A	44,655		3,793,442
Apple, Inc.	1,104,914		214,320,169
Arista Networks, Inc.	18,745	[a]	3,037,815
CDW Corp.	10,287		1,887,664
Cisco Systems, Inc.	306,413		15,853,809
Corning, Inc.	56,572		1,982,283
F5, Inc.	4,423	[a]	646,908
Hewlett Packard Enterprise Co.	95,494		1,604,299
HP, Inc.	64,972		1,995,290
Juniper Networks, Inc.	24,841		778,269
Keysight Technologies, Inc.	13,407	[a]	2,245,002
Motorola Solutions, Inc.	12,550		3,680,664
NetApp, Inc.	15,809		1,207,808
Seagate Technology Holdings PLC	14,788		914,934
TE Connectivity Ltd.	23,789		3,334,266
Teledyne Technologies, Inc.	3,461	[a]	1,422,852
Trimble, Inc.	18,657	[a]	987,702
Western Digital Corp.	23,826	[a]	903,720
Zebra Technologies Corp., Cl. A	3,726	[a]	1,102,263
			261,699,159
Telecommunication Services - .9%
AT&T, Inc.	531,316		8,474,490
T-Mobile US, Inc.	43,354	[a]	6,021,871
Verizon Communications, Inc.	313,259		11,650,102
			26,146,463

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Transportation - 1.6%
Alaska Air Group, Inc.	9,367	[a]	498,137
American Airlines Group, Inc.	50,066	[a]	898,184
C.H. Robinson Worldwide, Inc.	8,843		834,337
CSX Corp.	149,855		5,110,055
Delta Air Lines, Inc.	47,914		2,277,832
Expeditors International of Washington, Inc.	11,945		1,446,898
FedEx Corp.	17,118		4,243,552
J.B. Hunt Transport Services, Inc.	6,100		1,104,283
Norfolk Southern Corp.	17,123		3,882,811
Old Dominion Freight Line, Inc.	6,756		2,498,031
Southwest Airlines Co.	44,295		1,603,922
Union Pacific Corp.	45,612		9,333,127
United Airlines Holdings, Inc.	24,105	[a]	1,322,641
United Parcel Service, Inc., Cl. B	53,881		9,658,169
			44,711,979
Utilities - 2.6%
Alliant Energy Corp.	19,357		1,015,855
Ameren Corp.	19,434		1,587,175
American Electric Power Co., Inc.	38,629		3,252,562
American Water Works Co., Inc.	14,506		2,070,731
Atmos Energy Corp.	10,784		1,254,611
CenterPoint Energy, Inc.	47,325		1,379,524
CMS Energy Corp.	21,297		1,251,199
Consolidated Edison, Inc.	26,565		2,401,476
Constellation Energy Corp.	24,064		2,203,059
Dominion Energy, Inc.	62,837		3,254,328
DTE Energy Co.	15,231		1,675,715
Duke Energy Corp.	57,884		5,194,510
Edison International	28,155		1,955,365
Entergy Corp.	15,791		1,537,570
Evergy, Inc.	16,528		965,566
Eversource Energy	26,138		1,853,707
Exelon Corp.	74,252		3,025,026
FirstEnergy Corp.	40,486		1,574,096
NextEra Energy, Inc.	152,089		11,285,004
NiSource, Inc.	30,322		829,307
NRG Energy, Inc.	16,523		617,795
PG&E Corp.	119,174	[a,c]	2,059,327
Pinnacle West Capital Corp.	8,714		709,842
PPL Corp.	53,626		1,418,944
Public Service Enterprise Group, Inc.	37,508		2,348,376
Sempra Energy	23,135		3,368,225

Description		Shares		Value ($)
Common Stocks - 99.5% (continued)
Utilities - 2.6% (continued)
The AES Corp.		49,717		1,030,633
The Southern Company		81,840		5,749,260
WEC Energy Group, Inc.		23,713		2,092,435
Xcel Energy, Inc.		41,139		2,557,612
				71,518,835
Total Common Stocks (cost $661,874,015)				2,775,960,932
	1-Day Yield (%)
Investment Companies - .5%
Registered Investment Companies - .5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $12,371,981)	5.17	12,371,981	[d]	12,371,981

Investment of Cash Collateral for Securities Loaned - .0%
Registered Investment Companies - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $592,704)	5.17	592,704	[d]	592,704
Total Investments (cost $674,838,700)		100.0%		2,788,925,617
Cash and Receivables (Net)		.0%		836,711
Net Assets		100.0%		2,789,762,328

a Non-income producing security.

b Investment in real estate investment trust within the United States.

c Security, or portion thereof, on loan. At June 30, 2023, the value of the fund’s securities on loan was $35,727,206 and the value of the collateral was $36,016,120, consisting of cash collateral of $592,704 and U.S. Government & Agency securities valued at $35,423,416. In addition, the value of collateral may include pending sales that are also on loan.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	28.1
Health Care	13.3
Financials	12.4
Consumer Discretionary	10.6
Industrials	8.5
Communication Services	8.3
Consumer Staples	6.6
Energy	4.1
Utilities	2.6
Materials	2.5
Real Estate	2.5
Investment Companies	.5
100.0

† Based on net assets.

See notes to financial statements.

Affiliated Issuers
Description	Value ($) 12/31/2022	Purchases ($)†	Sales ($)	Value ($) 6/30/2023	Dividends/ Distributions ($)
Registered Investment Companies - .5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .5%	25,041,446	196,026,481	(208,695,946)	12,371,981	571,982
Investment of Cash Collateral for Securities Loaned - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares - .0%	684,394	5,353,940	(5,445,630)	592,704	20,923	††
Total - .5%	25,725,840	201,380,421	(214,141,576)	12,964,685	592,905

† Includes reinvested dividends/distributions.

†† Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation ($)
Futures Long
Standard & Poor's 500 E-mini	66	9/15/2023	14,379,448	14,811,225	431,777
Gross Unrealized Appreciation				431,777

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $35,727,206)—Note 1(c):
Unaffiliated issuers	661,874,015	2,775,960,932
Affiliated issuers	12,964,685	12,964,685
Dividends and securities lending income receivable		1,870,216
Cash collateral held by broker—Note 4		915,000
Receivable for shares of Common Stock subscribed		576,775
Receivable for futures variation margin—Note 4		194,254
Prepaid expenses		13,586
		2,792,495,448
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		572,317
Payable for shares of Common Stock redeemed		1,372,057
Liability for securities on loan—Note 1(c)		592,704
Directors’ fees and expenses payable		19,287
Other accrued expenses		176,755
		2,733,120
Net Assets ($)		2,789,762,328
Composition of Net Assets ($):
Paid-in capital		565,028,299
Total distributable earnings (loss)		2,224,734,029
Net Assets ($)		2,789,762,328

Net Asset Value Per Share	Initial Shares	Service Shares
Net Assets ($)	2,733,307,154	56,455,174
Shares Outstanding	42,396,708	873,264
Net Asset Value Per Share ($)	64.47	64.65

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2023 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $5,977 foreign taxes withheld at source):
Unaffiliated issuers	22,270,928
Affiliated issuers	571,982
Income from securities lending—Note 1(c)	20,923
Interest	27
Total Income	22,863,860
Expenses:
Management fee—Note 3(a)	3,241,362
Directors’ fees and expenses—Note 3(d)	100,134
Distribution fees—Note 3(b)	66,271
Professional fees	47,013
Interest expense—Note 2	39,659
Loan commitment fees—Note 2	34,072
Chief Compliance Officer fees—Note 3(c)	13,216
Prospectus and shareholders’ reports	13,115
Shareholder servicing costs—Note 3(c)	7,656
Registration fees	4,412
Miscellaneous	86,433
Total Expenses	3,653,343
Less—reduction in fees due to earnings credits—Note 3(c)	(684)
Net Expenses	3,652,659
Net Investment Income	19,211,201
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	129,349,406
Net realized gain (loss) on futures	2,364,984
Net Realized Gain (Loss)	131,714,390
Net change in unrealized appreciation (depreciation) on investments	264,815,022
Net change in unrealized appreciation (depreciation) on futures	1,035,486
Net Change in Unrealized Appreciation (Depreciation)	265,850,508
Net Realized and Unrealized Gain (Loss) on Investments	397,564,898
Net Increase in Net Assets Resulting from Operations	416,776,099

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Operations ($):
Net investment income	19,211,201	37,752,308
Net realized gain (loss) on investments	131,714,390	103,287,975
Net change in unrealized appreciation (depreciation) on investments	265,850,508	(740,814,435)
Net Increase (Decrease) in Net Assets Resulting from Operations	416,776,099	(599,774,152)
Distributions ($):
Distributions to shareholders:
Initial Shares	(118,938,446)	(272,332,432)
Service Shares	(2,340,506)	(5,530,339)
Total Distributions	(121,278,952)	(277,862,771)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Initial Shares	187,809,179	401,040,791
Service Shares	814,177	3,140,416
Distributions reinvested:
Initial Shares	118,938,446	272,332,432
Service Shares	2,340,506	5,530,339
Cost of shares redeemed:
Initial Shares	(403,078,951)	(546,336,348)
Service Shares	(3,723,755)	(8,399,685)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(96,900,398)	127,307,945
Total Increase (Decrease) in Net Assets	198,596,749	(750,328,978)
Net Assets ($):
Beginning of Period	2,591,165,579	3,341,494,557
End of Period	2,789,762,328	2,591,165,579
Capital Share Transactions (Shares):
Initial Shares
Shares sold	3,115,239	6,250,717
Shares issued for distributions reinvested	1,986,495	4,077,795
Shares redeemed	(6,641,529)	(8,450,366)
Net Increase (Decrease) in Shares Outstanding	(1,539,795)	1,878,146
Service Shares
Shares sold	13,501	47,117
Shares issued for distributions reinvested	39,012	82,290
Shares redeemed	(61,145)	(129,507)
Net Increase (Decrease) in Shares Outstanding	(8,632)	(100)

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts. These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2023		Year Ended December 31,
Initial Shares	(Unaudited)	2022	2021	2020	2019	2018
Per Share Data ($):
Net asset value, beginning of period	57.81	77.81	64.27	59.95	48.98	53.48
Investment Operations:
Net investment income[a]	.44	.85	.80	.88	.96	.89
Net realized and unrealized gain (loss) on investments	9.01	(14.27)	16.71	8.01	13.79	(3.27)
Total from Investment Operations	9.45	(13.42)	17.51	8.89	14.75	(2.38)
Distributions:
Dividends from net investment income	(.45)	(.85)	(.81)	(.90)	(.95)	(.90)
Dividends from net realized gain on investments	(2.34)	(5.73)	(3.16)	(3.67)	(2.83)	(1.22)
Total Distributions	(2.79)	(6.58)	(3.97)	(4.57)	(3.78)	(2.12)
Net asset value, end of period	64.47	57.81	77.81	64.27	59.95	48.98
Total Return (%)	16.72[b]	(18.31)	28.40	18.01	31.18	(4.63)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.27[c]	.26	.26	.27	.27	.27
Ratio of total expenses to average net assets	.27[c]	.26	.26	.27	.27	.27
Ratio of net investment income
to average net assets	1.46[c]	1.35	1.14	1.57	1.75	1.65
Portfolio Turnover Rate	.67[b]	1.85	3.62	3.58	2.94	3.69
Net Assets, end of period ($ x 1,000)	2,733,307	2,540,045	3,272,702	2,718,274	2,447,498	2,089,485

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	June 30, 2023	Year Ended December 31,
Service Shares	(Unaudited)	2022	2021	2020	2019	2018
Per Share Data ($):
Net asset value, beginning of period	57.97	78.00	64.37	60.03	49.05	53.54
Investment Operations:
Net investment income[a]	.36	.69	.63	.74	.82	.76
Net realized and unrealized gain (loss) on investments	9.03	(14.30)	16.75	8.02	13.80	(3.27)
Total from Investment Operations	9.39	(13.61)	17.38	8.76	14.62	(2.51)
Distributions:
Dividends from net investment income	(.37)	(.69)	(.59)	(.75)	(.81)	(.76)
Dividends from net realized gain on investments	(2.34)	(5.73)	(3.16)	(3.67)	(2.83)	(1.22)
Total Distributions	(2.71)	(6.42)	(3.75)	(4.42)	(3.64)	(1.98)
Net asset value, end of period	64.65	57.97	78.00	64.37	60.03	49.05
Total Return (%)	16.56[b]	(18.52)	28.11	17.71	30.84	(4.85)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.52[c]	.51	.51	.52	.52	.52
Ratio of total expenses to average net assets	.52[c]	.51	.51	.52	.52	.52
Ratio of net investment income to average net assets	1.21[c]	1.10	.89	1.32	1.50	1.40
Portfolio Turnover Rate	.67[b]	1.85	3.62	3.58	2.94	3.69
Net Assets, end of period ($ x 1,000)	56,455	51,121	68,792	195,831	194,109	172,424

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Stock Index Fund, Inc. (the “fund”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), is a diversified open-end management investment company. The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. The fund’s investment objective is to seek to match the total return of the S&P 500® Index. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Mellon Investments Corporation, an indirect wholly-owned subsidiary of BNY Mellon and an affiliate of the Adviser, which serves as the fund’s index manager (the “Index Manager”).

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue 400 million shares of $.001 par value Common Stock in each of the following classes of shares: Initial shares (250 million shares authorized) and Service shares (150 million shares authorized). Initial shares are subject to a Shareholder Services Plan fee and Service shares are subject to a Distribution Plan fee. Each class of shares has identical rights and privileges, except with respect to the Distribution Plan, Shareholder Services Plan and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The fund’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2023 in valuing the fund’s investments:

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	2,775,960,932	-	-	2,775,960,932
Investment Companies	12,964,685	-	-	12,964,685
Other Financial Instruments:
Futures††	431,777	-	-	431,777

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

(b) Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of June 30, 2023, if any, are disclosed in the fund’s Statement of Assets and Liabilities.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with BNY Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended June 30, 2023, BNY Mellon earned $2,852 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. The value of a security may also decline due to general market conditions that are not specifically related to a particular company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, changes to inflation, adverse changes to credit markets or adverse investor sentiment generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff.

Indexing Strategy Risk: The fund uses an indexing strategy. It does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor index performance. The correlation between fund and index performance may be affected by the fund's expenses and/or use of sampling techniques, changes in securities markets, changes in the composition of the index and the timing of purchases and redemptions of fund shares.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2023, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2023, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended December 31, 2022 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2022 was as follows: ordinary income $42,112,124 and long-term capital gains $235,750,647. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $823.5 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $688.5 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $135 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

During the period ended June 30, 2023, the fund was charged $39,659 for interest expense. These fees are included in Interest expense in the Statement of Operations. The average amount of borrowings outstanding under the Facilities during the period ended June 30, 2023 was approximately $1,374,586 with a related weighted average annualized rate of 5.82%.

NOTE 3—Management Fee, Index-Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .245% of the value of the fund’s average daily net assets and is payable monthly.

Pursuant to an index-management agreement (the “Index Agreement”), the Adviser has agreed to pay the Index Manager a monthly index-management fee at the annual rate of .095% of the value of the fund’s average daily net assets. Pursuant to the Index Agreement, the Index Manager pays The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY Mellon and an affiliate of the Adviser, for its services to the fund.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares. The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets. The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2023, Service shares were charged $66,271 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Initial shares reimburse the Distributor at an amount not to exceed an annual rate of ..25% of the value of its average daily net assets for certain allocated expenses with respect to servicing and/or maintaining Initial shares’ shareholder accounts. During the period ended June 30, 2023, Initial shares were charged 6,719 pursuant to the Shareholder Services Plan.

The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY Mellon and an affiliate of the

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund has an arrangement with the Custodian whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended June 30, 2023, the fund was charged $928 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $684.

During the period ended June 30, 2023, the fund was charged $13,216 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fee of $549,754, Distribution Plan fees of $11,391, Shareholder Services Plan fees of $1,000, Chief Compliance Officer fees of $7,386 and Transfer Agent fees of $2,786.

(d) Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and futures, during the period ended June 30, 2023, amounted to $17,626,707 and $198,615,110, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The SEC adopted Rule 18f-4 under the Act, which regulates the use of derivatives transactions for certain funds registered under the Act. The fund is deemed a “limited” derivatives user under the rule and is required to limit its derivatives exposure so that the total notional value of derivatives does not exceed

10% of fund’s net assets, and is subject to certain reporting requirements. Each type of derivative instrument that was held by the fund during the period ended June 30, 2023 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at June 30, 2023 are set forth in the Statement of Investments.

The following summarizes the average market value of derivatives outstanding during the period ended June 30, 2023:

Average Market Value ($)
Equity futures	28,371,752

At June 30, 2023, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $2,114,518,694, consisting of $2,141,140,113 gross unrealized appreciation and $26,621,419 gross unrealized depreciation.

At June 30, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AND INDEX MANAGEMENT AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Directors held on March 14-15, 2023, the Board considered the renewal of the fund’s Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, and the Index Management Agreement (together with the Management Agreement, the “Agreements”), pursuant to which Mellon Investments Corporation (the “Index Manager”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and Index Manager. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Index Manager.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Initial shares with the performance of a group of S&P 500 index funds underlying variable insurance products (“VIPs”) selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all S&P 500 index funds underlying VIPs (the “Performance Universe”), all for various periods ended December 31, 2022, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of all S&P 500 index funds underlying VIPs with similar 12b-1/non-12b-1 structures, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser the results of the comparisons and considered that the fund’s total return performance was above the Performance Group and Performance Universe medians for all periods. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index. The Board noted that the fund had a four star rating for the ten-year period and a four star overall rating from Morningstar based on Morningstar’s risk-adjusted return measures.

Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services and index management services provided by the Adviser and Index Manager, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.

The Board considered that the fund’s contractual management fee was higher than the Expense Group median contractual management fee, the fund’s actual management fee was higher than the Expense Group median and higher than the Expense Universe median actual management fee, and the fund’s total expenses were lower than the Expense Group median and lower than the Expense Universe median total expenses. The Board noted, however, that the Expense Group included funds that charged 12b-1 fees and/or non-12b-1 service fees, whereas, the fund’s Initial shares are not subject to such fees. Had the 12b-1/non-12b-1 fees applicable to the fund’s Service shares been included in the comparison with the Expense Group, the fund’s total expenses would have been slightly higher than the Expense Group and the Expense Universe median total expenses.

Representatives of the Adviser reviewed with the Board the management or investment advisory fees paid to the Adviser or the Index Manager or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AND INDEX MANAGEMENT AGREEMENTS (Unaudited) (continued)

explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee. Representatives of the Adviser noted that there were no other funds advised by the Adviser that are in the same Lipper category as the fund.

The Board considered the fee payable to the Index Manager in relation to the fee payable to the Adviser by the fund and the respective services provided by the Index Manager and the Adviser. The Board also took into consideration that the Index Manager’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Index Manager, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since the Adviser, and not the fund, pays the Index Manager pursuant to the Index Management Agreement, the Board did not consider the Index Manager’s profitability to be relevant to its deliberations. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Index Manager from acting as investment adviser and index manager, respectively, and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Index Manager are adequate and appropriate.

• The Board was satisfied with the fund’s relative performance.

• The Board concluded that the fees paid to the Adviser and the Index Manager continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Index Manager, of the Adviser and the Index Manager and the services provided to the fund by the Adviser and the Index Manager. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

The fund adopted a liquidity risk management program (the “Liquidity Risk Management Program”) pursuant to the requirements of Rule 22e-4 under the Investment Company Act of 1940, as amended. Rule 22e-4 requires registered open-end funds, including mutual funds and exchange-traded funds but not money market funds, to establish liquidity risk management programs in order to effectively manage fund liquidity and shareholder redemptions. The rule is designed to mitigate the risk that a fund could not meet redemption requests without significantly diluting the interests of remaining investors.

The rule requires the fund to assess, manage and review their liquidity risk at least annually considering applicable factors such as investment strategy and liquidity during normal and foreseeable stressed conditions, including whether the strategy is appropriate for an open-end fund and whether the fund has a relatively concentrated portfolio or large positions in particular issuers. The fund must also assess its use of borrowings and derivatives, short-term and long-term cash flow projections in normal and stressed conditions, holdings of cash and cash equivalents, and borrowing arrangements and other funding sources.

The rule also requires the fund to classify its investments as highly liquid, moderately liquid, less liquid or illiquid based on the number of days the fund expects it would take to liquidate the investment, and to review these classifications at least monthly or more often under certain conditions. The periods range from three or fewer business days for a highly liquid investment to greater than seven calendar days for settlement of a less liquid investment. Illiquid investments are those a fund does not expect to be able to sell or dispose of within seven calendar days without significantly changing the market value. The fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. In addition, if a fund permits redemptions in-kind, the rule requires the fund to establish redemption in-kind policies and procedures governing how and when it will engage in such redemptions.

Pursuant to the rule’s requirements, the Liquidity Risk Management Program has been reviewed and approved by the Board. Furthermore, the Board has received a written report prepared by the Program’s Administrator that addresses the operation of the Program, assesses its adequacy and effectiveness and describes any material changes made to the Program.

Assessment of Program

In the opinion of the Program Administrator, the Program approved by the Board continues to be adequate for the fund and the Program has been implemented effectively. The Program Administrator has monitored the fund’s liquidity risk and the liquidity classification of the securities held by the fund and has determined that the Program is operating effectively.

During the period from January 1, 2022 to December 31, 2022, there were no material changes to the Program and no material liquidity events that impacted the fund. During the period, the fund held sufficient highly liquid assets to meet fund redemptions.

Under normal expected foreseeable fund redemption forecasts and foreseeable stressed fund redemption forecasts, the Program Administrator believes that the fund maintains sufficient highly liquid assets to meet expected fund redemptions.

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For More Information

BNY Mellon Stock Index Fund, Inc.

240 Greenwich Street

New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.

240 Greenwich Street

New York, NY 10286

Index Manager

Mellon Investments Corporation

BNY Mellon Center
One Boston Place
Boston, MA 02108-4408

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.

240 Greenwich Street

New York, NY 10286

Distributor

BNY Mellon Securities Corporation

240 Greenwich Street

New York, NY 10286

Telephone 1-800-258-4260 or 1-800-258-4261

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 Attn: Institutional Services Department

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.im.bnymellon.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2023 BNY Mellon Securities Corporation 0763SA0623

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)        Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.	Controls and Procedures.

(a)       The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Stock Index Fund, Inc.

By: /s/ David J. DiPetrillo

        David J. DiPetrillo

        President (Principal Executive Officer)

Date: August 7, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

        David J. DiPetrillo

        President (Principal Executive Officer)

Date: August 7, 2023

By: /s/ James Windels

        James Windels

       Treasurer (Principal Financial Officer)

Date: August 8, 2023

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)